Financial Information By Industry Segment And Geographic Area (Information By Industry Segment, Restructuring And Other Charges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Restructuring and Other Charges	$ 102	$ 394	$ 1,353
Industrial Packaging [Member]
Segment Reporting Information [Line Items]
Restructuring and Other Charges	20	19	684
Printing Papers [Member]
Segment Reporting Information [Line Items]
Restructuring and Other Charges	(24)	315	257
Consumer Packaging [Member]
Segment Reporting Information [Line Items]
Restructuring and Other Charges	2	8	74
Distribution [Member]
Segment Reporting Information [Line Items]
Restructuring and Other Charges	49	0	5
Corporate [Member]
Segment Reporting Information [Line Items]
Restructuring and Other Charges	$ 55	$ 52	$ 333